Investments in Other Companies - Schedule of Total Carrying Amount of the Bank's Associates and Joint Ventures (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Centro de Compensación Automatizado S.A. [Member]
Schedule of Total Carrying Amount of the Bank's Associates and Joint Ventures [Line Items]
Current assets	$ 11,318	$ 13,958
Non-current assets	11,014	9,462
Total Assets	22,332	23,420
Current liabilities	3,816	3,585
Non-current liabilities	229	43
Total Liabilities	4,045	3,628
Equity	18,287	19,792
Non-controlling interest
Total Liabilities and Equity	22,332	23,420
Operating income	23,082	21,282
Operating expenses	(15,635)	(14,545)
Other income (expenses)	602	741
Income before tax	8,049	7,478
Income tax	(2,027)	(1,853)
Income for the year	6,022	5,625
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A. [Member]
Schedule of Total Carrying Amount of the Bank's Associates and Joint Ventures [Line Items]
Current assets	1,948	1,737
Non-current assets	9,512	8,223
Total Assets	11,460	9,960
Current liabilities	1,599	1,120
Non-current liabilities	259	384
Total Liabilities	1,858	1,504
Equity	9,602	8,456
Non-controlling interest
Total Liabilities and Equity	11,460	9,960
Operating income	7,748	6,651
Operating expenses	(6,054)	(5,843)
Other income (expenses)	364	390
Income before tax	2,058	1,198
Income tax	(477)	(231)
Income for the year	1,581	967
Sociedad Interbancaria de Depósito de Valores S.A. [Member]
Schedule of Total Carrying Amount of the Bank's Associates and Joint Ventures [Line Items]
Current assets	113	60
Non-current assets	11,382	10,036
Total Assets	11,495	10,096
Current liabilities	608	551
Non-current liabilities
Total Liabilities	608	551
Equity	10,887	9,545
Non-controlling interest
Total Liabilities and Equity	11,495	10,096
Operating income	2	9
Operating expenses	(54)	(54)
Other income (expenses)	2,045	1,848
Income before tax	1,993	1,803
Income tax
Income for the year	1,993	1,803
Redbanc S.A. [Member]
Schedule of Total Carrying Amount of the Bank's Associates and Joint Ventures [Line Items]
Current assets	17,683	15,347
Non-current assets	12,516	14,062
Total Assets	30,199	29,409
Current liabilities	12,896	13,366
Non-current liabilities	108	1,932
Total Liabilities	13,004	15,298
Equity	17,195	14,111
Non-controlling interest
Total Liabilities and Equity	30,199	29,409
Operating income	63,621	60,139
Operating expenses	(59,339)	(58,167)
Other income (expenses)	137	234
Income before tax	4,419	2,206
Income tax	(1,064)	(467)
Income for the year	3,355	1,739
Transbank S.A. [Member]
Schedule of Total Carrying Amount of the Bank's Associates and Joint Ventures [Line Items]
Current assets	1,510,782	1,814,213
Non-current assets	126,168	161,533
Total Assets	1,636,950	1,975,746
Current liabilities	1,437,807	1,811,753
Non-current liabilities	29,243	17,176
Total Liabilities	1,467,050	1,828,929
Equity	169,900	146,817
Non-controlling interest
Total Liabilities and Equity	1,636,950	1,975,746
Operating income	895,308	888,114
Operating expenses	(725,117)	(722,391)
Other income (expenses)	(142,240)	(154,142)
Income before tax	27,951	11,581
Income tax	(5,853)	(1,736)
Income for the year	22,098	9,845
Administrador Financiero del Transantiago S.A. [Member]
Schedule of Total Carrying Amount of the Bank's Associates and Joint Ventures [Line Items]
Current assets	62,043	58,605
Non-current assets	814	887
Total Assets	62,857	59,492
Current liabilities	51,445	46,985
Non-current liabilities	1,659	2,371
Total Liabilities	53,104	49,356
Equity	9,753	10,136
Non-controlling interest
Total Liabilities and Equity	62,857	59,492
Operating income	5,236	5,023
Operating expenses	(2,654)	(2,541)
Other income (expenses)	696	1,424
Income before tax	3,278	3,906
Income tax	(773)	(855)
Income for the year	2,505	3,051
Servicios de Infraestructura de Mercado OTC S.A. [Member]
Schedule of Total Carrying Amount of the Bank's Associates and Joint Ventures [Line Items]
Current assets	23,022	11,562
Non-current assets	12,510	11,538
Total Assets	35,532	23,100
Current liabilities	19,976	7,285
Non-current liabilities	536	748
Total Liabilities	20,512	8,033
Equity	15,011	15,058
Non-controlling interest	9	9
Total Liabilities and Equity	35,532	23,100
Operating income	8,782	8,979
Operating expenses	(9,302)	(8,557)
Other income (expenses)	741	1,002
Income before tax	221	1,424
Income tax	34	(202)
Income for the year	255	1,222
Joint Ventures Servipag Ltda [Member]
Schedule of Total Carrying Amount of the Bank's Associates and Joint Ventures [Line Items]
Current assets	75,456	101,289
Non-current assets	19,150	21,034
Total Assets	94,606	122,323
Current liabilities	69,469	98,808
Non-current liabilities	5,748	6,999
Total Liabilities	75,217	105,807
Equity	19,389	16,516
Non-controlling interest
Total Liabilities and Equity	94,606	122,323
Operating income	42,073	44,161
Operating expenses	(39,118)	(40,929)
Other income (expenses)	839	1,185
Income before tax	3,794	4,417
Income tax	(920)	(1,066)
Income for the year	$ 2,874	$ 3,351